Direct and Marketing expenses	6 Months Ended
Jun. 30, 2022
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Direct and Marketing expenses
6	Direct and Marketing expenses
Direct and marketing expenses as disclosed on the Statement of Profit or Loss and Other Comprehensive Income includes the Group’s cost of revenues. Cost of revenues for the period includes gaming tax, license costs, processing costs, fraud costs and royalties which amounts to

€
220.1
 million (2021: €
218
million).